Fair Value Measurements	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Fair Value Measurements

NOTE 4:  FAIR VALUE MEASUREMENTS

There have been no significant changes to the Bank's approach and methodologies used to determine fair value measurements during the three and nine months ended July 31, 2019. Refer to Note 5 of the Bank's 2018 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of the Bank's financial instruments.

Carrying Value and Fair Value of Financial Instruments not carried at Fair Value

The fair values in the following table exclude assets that are not financial instruments, such as land, buildings, and equipment, as well as goodwill and other intangible assets, including customer relationships, which are of significant value to the Bank.

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)				As at
	July 31, 2019		October 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$67,973	$68,112	$60,535	$59,948
Other debt securities	48,417	48,563	46,636	46,316
Total debt securities at amortized cost, net of allowance for credit losses	116,390	116,675	107,171	106,264
Total loans, net of allowance for loan losses	675,932	678,698	646,393	642,542
Total financial assets not carried at fair value	$792,322	$795,373	$753,564	$748,806

FINANCIAL LIABILITIES
Deposits	$870,326	$874,269	$851,439	$846,148
Securitization liabilities at amortized cost	14,179	14,347	14,683	14,654
Subordinated notes and debentures	10,596	11,192	8,740	9,027
Total financial liabilities not carried at fair value	$895,101	$899,808	$874,862	$869,829
[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Fair Value Hierarchy and Valuation of Assets and Liabilities Classified as Level 3

IFRS requires disclosure of a three-level hierarchy for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date. Refer to Note 5 of the Bank's 2018 Annual Consolidated Financial Statements for a description of the three levels.

There have been no significant changes to the valuation techniques, unobservable inputs, and sensitivities during the three and nine months ended July 31, 2019. The significant valuation techniques and significant unobservable inputs used in the fair value measurements of Level 3 financial assets and financial liabilities are described and quantified within the "Valuation of Assets and Liabilities Classified as Level 3" section in Note 5 of the Bank's 2018 Annual Consolidated Financial Statements.

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at July 31, 2019 and October 31, 2018.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)									As at
	July 31, 2019					October 31, 2018
	Level 1	Level 2	Level 3	Total	[1]	Level 1	Level 2	Level 3	Total	[1]

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$607	$8,394	$–	$9,001		$127	$14,335	$–	$14,462
Provinces	–	7,037	–	7,037		–	7,535	3	7,538
U.S. federal, state, municipal governments, and agencies debt	–	15,440	–	15,440		–	19,732	–	19,732
Other OECD government guaranteed debt	–	5,355	–	5,355		–	3,324	–	3,324
Mortgage-backed securities	–	1,866	–	1,866		–	2,029	–	2,029
Other debt securities
Canadian issuers	–	5,361	1	5,362		–	5,630	1	5,631
Other issuers	–	14,933	4	14,937		–	14,459	16	14,475
Equity securities
Common shares	56,566	19	–	56,585		43,699	53	–	43,752
Preferred shares	30	–	–	30		33	26	–	59
Trading loans	–	11,848	–	11,848		–	10,990	–	10,990
Commodities	14,361	318	–	14,679		5,540	340	–	5,880

Retained interests	–	21	–	21		–	25	–	25

	71,564	70,592	5	142,161		49,399	78,478	20	127,897
Non-trading financial assets at fair value through profit or loss
Securities	192	3,245	519	3,956		176	2,095	408	2,679

Loans	–	2,072	5	2,077		–	1,317	19	1,336

	192	5,317	524	6,033		176	3,412	427	4,015
Derivatives
Interest rate contracts	20	12,900	–	12,920		33	12,365	–	12,398
Foreign exchange contracts	34	36,244	2	36,280		24	39,647	4	39,675
Credit contracts	–	27	–	27		–	9	–	9
Equity contracts	1	1,388	521	1,910		–	3,170	453	3,623

Commodity contracts	229	1,175	14	1,418		144	1,112	35	1,291

	284	51,734	537	52,555		201	56,303	492	56,996
Financial assets designated at fair value through profit or loss

Securities[2]	–	4,018	–	4,018		–	3,618	–	3,618

	–	4,018	–	4,018		–	3,618	–	3,618

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	10,129	–	10,129		–	12,731	–	12,731
Provinces	–	12,401	–	12,401		–	9,507	–	9,507
U.S. federal, state, municipal governments, and agencies debt	–	43,381	–	43,381		–	45,766	–	45,766
Other OECD government guaranteed debt	–	16,359	–	16,359		–	19,896	200	20,096
Mortgage-backed securities	–	5,726	–	5,726		–	6,633	–	6,633
Other debt securities
Asset-backed securities	–	17,086	–	17,086		–	21,407	562	21,969
Non-agency collateralized mortgage obligation portfolio	–	277	–	277		–	472	–	472
Corporate and other debt	–	7,636	23	7,659		–	8,483	24	8,507
Equity securities
Common shares	88	2	1,506	1,596		309	3	1,492	1,804
Preferred shares	203	–	46	249		235	–	135	370

Loans	–	1,837	–	1,837		–	2,745	–	2,745

	291	114,834	1,575	116,700		544	127,643	2,413	130,600

Securities purchased under reverse repurchase agreements	–	2,860	–	2,860		–	3,920	–	3,920

FINANCIAL LIABILITIES

Trading deposits	–	33,977	3,819	37,796		–	111,680	3,024	114,704
Derivatives
Interest rate contracts	14	12,534	86	12,634		24	9,646	63	9,733
Foreign exchange contracts	47	35,558	2	35,607		18	34,897	3	34,918
Credit contracts	–	406	–	406		–	386	–	386
Equity contracts	–	2,314	1,314	3,628		–	1,319	1,077	2,396

Commodity contracts	205	1,069	20	1,294		134	695	8	837

	266	51,881	1,422	53,569		176	46,943	1,151	48,270

Securitization liabilities at fair value	–	12,749	–	12,749		–	12,618	–	12,618

Financial liabilities designated at fair value through profit or loss	–	95,744	30	95,774		–	2	14	16

Obligations related to securities sold short[2]	1,915	33,384	–	35,299		1,142	38,336	–	39,478
Obligations related to securities sold under repurchase agreements	–	1,447	–	1,447		–	3,797	–	3,797

[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

The Bank's policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period. Assets are transferred between Level 1 and Level 2 depending on if there is sufficient frequency and volume in an active market.

There were no significant transfers between Level 1 and Level 2 during the three and nine months ended July 31, 2019 and July 31, 2018.

Movements of Level 3 instruments

Significant transfers into and out of Level 3 occur mainly due to the following reasons:

•	Transfers from Level 3 to Level 2 occur when techniques used for valuing the instrument incorporate significant observable market inputs or broker-dealer quotes which were previously not observable.
•

Transfers from Level 2 to Level 3 occur when an instrument's fair value, which was previously determined using valuation techniques with significant observable market inputs, is now determined using valuation techniques with significant non-observable inputs.

Due to the unobservable nature of the inputs used to value Level 3 financial instruments, there may be uncertainty about the valuation of these instruments. The fair value of Level 3 instruments may be drawn from a range of reasonably possible alternatives. In determining the appropriate levels for these unobservable inputs, parameters are chosen so that they are consistent with prevailing market evidence and management judgment.

The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 non-observable inputs for the three and nine months ended July 31.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at May 1 2019	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at July 31 2019	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[1]	Included in OCI[2,3]	Purchases	Issuances	Other[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$46	$–	$–	$–	$–	$(46)	$–	$–	$–	$–
Other debt securities
Canadian issuers	2	–	–	1	–	(2)	1	(1)	1	–

Other issuers	18	–	–	2	–	(4)	–	(12)	4	–

	66	–	–	3	–	(52)	1	(13)	5	–
Non-trading financial assets at fair value through profit or loss
Securities	447	24	(1)	75	–	(26)	–	–	519	11

Loans	20	3	–	3	–	(21)	–	–	5	–

	467	27	(1)	78	–	(47)	–	–	524	11

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	–	–	–	–	–	–	–	–	–	–
Other debt securities
Asset-backed securities	–	–	–	–	–	–	–	–	–	–
Corporate and other debt	23	–	–	–	–	–	–	–	23	–
Equity securities
Common shares	1,532	–	(1)	5	–	(30)	–	–	1,506	(1)

Preferred shares	50	–	(4)	–	–	–	–	–	46	(4)
	$1,605	$–	$(5)	$5	$–	$(30)	$–	$–	$1,575	$(5)

	Fair value as at May 1 2019	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at July 31 2019	Change in unrealized losses (gains) on instruments still held[5]
		Included in income[1]	Included in OCI[3]	Purchases	Issuances	Other[4]	Into Level 3	Out of Level 3

FINANCIAL LIABILITIES

Trading deposits[6]	$3,679	$(11)	$–	$(117)	$552	$(284)	$–	$–	$3,819	$(36)
Derivatives[7]
Interest rate contracts	77	4	–	–	–	5	–	–	86	7
Foreign exchange contracts	2	1	–	–	–	–	–	(3)	–	1
Equity contracts	825	24	–	(17)	41	(80)	–	–	793	24

Commodity contracts	(15)	21	–	–	–	–	–	–	6	17

	889	50	–	(17)	41	(75)	–	(3)	885	49

Financial liabilities designated at fair value through profit or loss	13	(26)	–	–	59	(16)	–	–	30	(13)

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–	–

[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Interim Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains (losses) transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI). Refer to Note 5 for further details.
[4]	Consists of sales, settlements, and foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at July 31, 2019, consists of derivative assets of $0.5 billion (May 1, 2019 – $0.6 billion) and derivative liabilities of $1.4 billion (May 1, 2019 – $1.5 billion), which have been netted on this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2018	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at July 31 2019	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$3	$–	$–	$–	$–	$(50)	$47	$–	$–	$–
Other debt securities
Canadian issuers	1	–	–	1	–	(2)	2	(1)	1	–

Other issuers	16	1	–	2	–	(20)	19	(14)	4	–

	20	1	–	3	–	(72)	68	(15)	5	–
Non-trading financial assets at fair value through profit or loss
Securities	408	82	1	234	–	(206)	–	–	519	17

Loans	19	4	–	5	–	(23)	–	–	5	1

	427	86	1	239	–	(229)	–	–	524	18

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	200	24	–	–	–	(224)	–	–	–	–
Other debt securities
Asset-backed securities	562	–	–	–	–	–	–	(562)	–	–
Corporate and other debt	24	–	(1)	–	–	–	–	–	23	(1)
Equity securities
Common shares	1,492	–	(1)	23	–	(8)	–	–	1,506	(2)

Preferred shares	135	–	(14)	1	–	(75)	–	(1)	46	(21)
	$2,413	$24	$(16)	$24	$–	$(307)	$–	$(563)	$1,575	$(24)

	Fair value as at November 1 2018	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at July 31 2019	Change in unrealized losses (gains) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL LIABILITIES

Trading deposits[5]	$3,024	$275	$–	$(350)	$1,321	$(451)	$–	$–	$3,819	$185
Derivatives[6]
Interest rate contracts	63	20	–	–	–	3	–	–	86	22
Foreign exchange contracts	(1)	2	–	–	–	(2)	4	(3)	–	2
Equity contracts	624	319	–	(58)	155	(247)	–	–	793	304

Commodity contracts	(27)	25	–	–	–	8	–	–	6	14

	659	366	–	(58)	155	(238)	4	(3)	885	342

Financial liabilities designated at fair value through profit or loss	14	(66)	–	–	108	(26)	–	–	30	(43)
Obligations related to securities sold short	–	–	–	–	–	–	–	–	–	–

[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Interim Consolidated Statement of Income.
[2]	Includes realized gains (losses) transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
[3]	Consists of sales, settlements, and foreign exchange.
[4]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at July 31, 2019, consists of derivative assets of $0.5 billion (November 1, 2018 – $0.5 billion) and derivative liabilities of $1.4 billion (November 1, 2018 – $1.2 billion), which have been netted on this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at May 1 2018	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at July 31 2018	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$–	$–	$–	$1	$–	$–	$–	$–	$1	$–
Other debt securities
Canadian issuers	1	–	–	–	–	–	–	–	1	–

Other issuers	149	–	–	35	–	(16)	26	(127)	67	–

	150	–	–	36	–	(16)	26	(127)	69	–
Non-trading financial assets at fair value through profit or loss
Securities	356	9	–	15	–	(7)	–	–	373	7

Loans	19	–	–	1	–	–	–	–	20	–

	375	9	–	16	–	(7)	–	–	393	7

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	204	6	(9)	–	–	–	–	–	201	(9)
Other debt securities
Asset-backed securities	549	–	(1)	–	–	8	–	–	556	(1)
Corporate and other debt	103	5	(3)	–	–	(24)	–	–	81	(3)
Equity securities
Common shares	1,455	–	(2)	5	–	15	–	–	1,473	(2)

Preferred shares	130	–	6	–	–	–	–	–	136	6
	$2,441	$11	$(9)	$5	$–	$(1)	$–	$–	$2,447	$(9)

	Fair value as at May 1 2018	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at July 31 2018	Change in unrealized losses (gains) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL LIABILITIES

Trading deposits[5]	$2,940	$86	$–	$(112)	$321	$(137)	$–	$(48)	$3,050	$72
Derivatives[6]
Interest rate contracts	69	(6)	–	–	–	4	–	–	67	(4)
Foreign exchange contracts	(1)	1	–	–	–	3	(1)	1	3	2
Equity contracts	711	87	–	(16)	48	(26)	–	2	806	82

Commodity contracts	(23)	(16)	–	–	–	8	–	–	(31)	(14)

	756	66	–	(16)	48	(11)	(1)	3	845	66

Financial liabilities designated at fair value through profit or loss	16	(9)	–	–	34	(19)	–	–	22	(5)

Obligations related to securities sold short	4	–	–	–	–	(4)	–	–	–	–

[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Interim Consolidated Statement of Income.
[2]	Includes realized gains (losses) transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
[3]	Consists of sales, settlements, and foreign exchange.
[4]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at July 31, 2018, consists of derivative assets of $0.7 billion (May 1, 2018 – $0.7 billion) and derivative liabilities of $1.5 billion (May 1, 2018 – $1.4 billion), which have been netted on this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2017	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at July 31 2018	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt Provinces	$–	$–	$–	$1	$–	$–	$–	$–	$1	$–
Other debt securities
Canadian issuers	6	–	–	–	–	(4)	1	(2)	1	(1)

Other issuers	8	(2)	–	37	–	(12)	171	(135)	67	(1)

	14	(2)	–	38	–	(16)	172	(137)	69	(2)
Non-trading financial assets at fair value through profit or loss
Securities	305	34	–	42	–	(8)	–	–	373	28

Loans	15	(2)	–	7	–	–	–	–	20	(2)

	320	32	–	49	–	(8)	–	–	393	26

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	203	9	(11)	–	–	–	–	–	201	(11)
Other debt securities
Asset-backed securities	553	–	(2)	–	–	5	–	–	556	(2)
Corporate and other debt	95	9	3	–	–	(26)	–	–	81	3
Equity securities
Common shares	1,469	–	(4)	12	–	(4)	–	–	1,473	(6)

Preferred shares	108	–	27	–	–	1	–	–	136	27
	$2,428	$18	$13	$12	$–	$(24)	$–	$–	$2,447	$11

	Fair value as at November 1 2017	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at July 31 2018	Change in unrealized losses (gains) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL LIABILITIES

Trading deposits[5]	$2,521	$78	$–	$(321)	$1,421	$(587)	$4	$(66)	$3,050	$41
Derivatives[6]
Interest rate contracts	70	(6)	–	–	–	3	–	–	67	(6)
Foreign exchange contracts	(1)	1	–	–	–	3	(1)	1	3	2
Equity contracts	893	17	–	(63)	150	(195)	–	4	806	16

Commodity contracts	(2)	(41)	–	–	–	12	–	–	(31)	(30)

	960	(29)	–	(63)	150	(177)	(1)	5	845	(18)

Financial liabilities designated at fair value through profit or loss	7	9	–	–	94	(88)	–	–	22	6

Obligations related to securities sold short	–	–	–	–	–	(4)	4	–	–	–

[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Interim Consolidated Statement of Income.
[2]	Includes realized gains (losses) transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
[3]	Consists of sales, settlements, and foreign exchange.
[4]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at July 31, 2018, consists of derivative assets of $0.7 billion (November 1, 2017 – $0.9 billion) and derivative liabilities of $1.5 billion (November 1, 2017 – $1.9 billion), which have been netted on this table for presentation purposes only.